Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds VI
Prospectus Date	rr_ProspectusDate	Jul. 02, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2018